Financial Instruments - Schedule of Derivative instruments (Assets / Liabilities) at fair value (Table) (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Total fair value of derivative asset	$ 2,983		$ 0
Total fair value of derivative liabilities	$ 9,496		$ 13,525
Cross currency swap agreement | Derivative asset [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective date	26/07/2022
Termination date	26/07/2029
Notional Amount in EURO | €		€ 100,000
Notional Amount in United States Dollars	$ 101,800
Fixed Rate the Partnership receives in EURO	4.40%	4.40%
Fixed Rate the Partnership pays in United States Dollars	6.55%	6.55%
Total fair value of derivative asset	$ 2,983
Cross currency swap agreement A | Derivative liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective date	21/10/2021
Termination date	21/10/2025
Notional Amount in EURO | €		€ 120,000
Notional Amount in United States Dollars	$ 139,716
Fixed Rate the Partnership receives in EURO	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.66%	3.66%
Total fair value of derivative liabilities	$ 7,457
Cross currency swap agreement B | Derivative liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective date	21/10/2021
Termination date	21/10/2025
Notional Amount in EURO | €		€ 30,000
Notional Amount in United States Dollars	$ 34,929
Fixed Rate the Partnership receives in EURO	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.69%	3.69%
Total fair value of derivative liabilities	$ 2,039